MoA Balanced Fund Investment Risks - MoA Balanced Fund	Dec. 31, 2025
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. Since the equity securities of smaller companies may not be traded as often as for larger companies, it may be difficult to trade such securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.
Corporate Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Bonds rated BBB or lower generally have more credit risk than higher-rated securities. Below-investment grade debt — also known as “High-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk: Debt securities may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Mortgage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends (referred to as “extension risk”) and as interest rates fall, mortgage-related securities are often prepaid at a faster rate (referred to as “pre-payment risk”). Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
Money Market instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.
Allocation Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Asset Allocation Fund risk: ●The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests. ●Performance of some asset classes may offset performance of others, such as stocks and bonds. ●Because the Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.